Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36336
Entity Registrant Name	ENLINK MIDSTREAM, LLC
Entity Central Index Key	0001592000
Entity Tax Identification Number	46-4108528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1722 ROUTH STREET
Entity Address, Address Line Two	SUITE 1300
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	953-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Liability Company Interests
Trading Symbol	ENLC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false